TRADE AND OTHER RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
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TRADE AND OTHER RECEIVABLES AND OTHER CURRENT ASSETS

TRADE AND OTHER RECEIVABLES AND OTHER CURRENT ASSETS

	As at December 31,
€ in thousands	2017	2016	2015
Trade receivables	2,111	3,512	6,782

Total trade receivables	2,111	3,512	6,782

Value added tax receivables	1,162	887	626
Withholding taxes on interest income	289	420	528
Other receivables	94	12	1,350

Total other receivables	1,545	1,319	2,504

Total trade and other receivables	3,656	4,831	9,286

Trade and Other Receivables Related to Limited Number of Partners and Considered Fully Recoverable

The trade receivables relate to a limited number of partners and are considered fully recoverable. Currently, there are no past due trade receivables.

	As at December 31,
€ in thousands	2017	2016	2015
Accrued income	908	1,080	569
Deferred expenses	1,378	561	461

Total other current assets	2,286	1,641	1,030